CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 48,496,365	$ 126,356,264	$ 158,107,859
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from liquidation of two subsidiaries, net of tax	0	0	(12,110,793)
Depreciation and amortization	6,998,122	3,137,122	2,513,268
Stock-based compensation expenses	2,736,313	427,989	2,151,844
Deferred tax (benefit)/expense	9,437,344	(24,396,928)	(3,594,893)
Amortization of deferred financing cost	1,620,695	640,565	0
Share of loss in an equity investee	1,691,897	117,188	0
Exchange gains	(706,108)	0	0
Changes in unrecognized tax benefit	(2,228,532)	7,083,038	0
Loss on extinguishment of debt (Note 12)	9,848,931	0	0
Net realized gain on short-term investments	(3,128,014)	0	0
Unrealized gain on short-term investments	(122,033)	0	0
Proceeds from disposal of short-term investments	76,528,665	0	0
Purchase of short-term investments	(79,264,198)	0	0
Others	166,750	70,061	0
Changes in operating assets and liabilities:
Accounts receivable	(6,932,612)	(5,271,522)	17,220,316
Real estate properties held for sale	4,338,824	5,667,159	(11,191,200)
Real estate properties development completed	8,932,570	2,337,904	22,118,122
Real estate properties under development	(762,186,342)	13,062,014	52,894,501
Real estate properties held for lease	(11,052,625)	(37,843,406)	(7,360,525)
Advances to suppliers	(14,484,990)	(3,888,968)	2,564,900
Other receivables	(124,825,380)	18,068,583	(13,732,838)
Deposits for land use rights	(3,411,626)	(247,456,209)	(44,357,138)
Other deposits and prepayments	(48,556,579)	(50,252,524)	(909,736)
Other current assets	(138,513)	162,309	112,640
Amounts due from related party	(124,099,452)	(807,019)	0
Amounts due from employees	8,921	77,030	(112,097)
Other assets	(4,427,986)	(305,640)	721,082
Accounts payable	157,267,231	(54,094,569)	9,315,426
Customer deposits	32,027,383	23,156,867	(16,283,668)
Income tax payable	(58,549,759)	42,740,736	8,800,739
Other payables and accrued liabilities	842,663	(40,364,427)	13,219,557
Payroll and welfare payable	(1,142,361)	9,604,240	2,616,195
Accrued interest	0	(1,352,000)	17,333
Net cash provided by/(used in) operating activities	(884,314,436)	(213,324,143)	182,720,894
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	39,011	831,029	21,252
Purchase of property and equipment	(5,932,847)	(3,481,806)	(375,256)
Acquisition of subsidiary, net of cash acquired (Note 9)	(9,997,800)	(91,342,920)	0
Interests in an equity investee	0	(5,967,905)	0
Net cash used in investing activities	(15,891,636)	(99,961,602)	(354,004)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	1,080,530	5,060,918	98,812
Issuance of treasury shares (Note 2 (ab))	0	32,792,232	0
Purchase of shares under Restricted Stock Unit ("RSU") plan	(7,042,725)	0	0
Purchase of treasury shares (Note 19)	(17,610,787)	(5,767,159)	(5,708,281)
Dividends to shareholders	(15,288,919)	(14,724,740)	(8,769,530)
Distribution to non-controlling interest shareholders	0	0	(2,231,328)
Decrease/(increase) in restricted cash	(177,026,061)	(98,268,476)	11,847,846
Repayments of short-term bank loans and current portion of long-term bank loans	(63,657,978)	(269,462,794)	(135,216,321)
Proceeds from short-term bank loans and current portion of long-term bank loans	483,446,420	80,831,640	124,209,385
Repayment of long-term bank loans	0	(8,070,189)	(26,012,362)
Proceeds from long-term bank loans	52,096,830	146,877,442	35,000,000
Proceeds from other short-term debt	162,802,592	0	0
Repayment of other short-term debt	0	(29,200,000)	0
Repayment of other long-term debt	(122,973,761)	(40,000,000)	0
Proceeds from other long-term debt	175,592,700	608,703,539	0
Capital lease payments	(2,765,286)	(5,274,409)	0
Proceeds from non-controlling interests	6,910,970	0	0
Loss on extinguishment of debt (Note 12)	(9,848,931)	0	0
Deferred charges	(10,649,965)	(9,585,309)	0
Net cash (used in)/provided by financing activities	455,065,629	393,912,695	(6,781,779)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(445,140,443)	80,626,950	175,585,111
Effect of exchange rate changes on cash and cash equivalents	(1,483,929)	10,287,380	1,401,530
Cash and cash equivalents, at beginning of period	587,119,126	496,204,796	319,218,155
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	140,494,754	587,119,126	496,204,796
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Incomes taxes paid	94,316,553	63,850,859	77,493,303
Interest paid	141,052,901	32,710,830	20,066,214
SUPPLEMENTARY INFORMATION ON NON-CASH INVESTING ACTIVITIES
Purchase of property and equipment through capital lease	$ 0	$ 29,391,862	$ 0